Operating Segments - Schedule of Revenues and Expenses (Details) - Operating segments [member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Revenues and Expenses [Line Items]
Staking and lending income	$ 13,072,141	$ 13,014,797
Trading commissions	9,579,010	2,106,286
Management fees	9,696,992	6,443,983
Research revenue	533,000	1,433,378
Advisory revenue	287,558
Revenues excluding realized and net change in unrealized gains (losses)	33,168,701	22,998,444
Realized and net change in unrealized (losses) gains on digital assets	(233,989,493)	252,040,373
Realized and net change in unrealized loss on equity investments	(51,007,843)	108,915,688
Realized and net change in unrealized gains on ETP payables	350,965,104	(352,528,754)
Revenues from realized and net change in unrealized (losses) gains	65,967,768	8,427,307
Total revenues	99,136,469	31,425,751
Expenses
Operating, general and administration	34,219,133	36,735,665
Share based payments	13,210,103	19,249,685
Depreciation - property, plant and equipment	1,666	5,990
Amortization - right-of-use asset	207,328
Amortization - intangibles	1,331,581	1,543,995
Fees and commissions	6,200,681	4,107,102
Foreign exchange (gain) loss	(2,558,519)	(321,322)
Total operating expenses	52,611,973	61,321,115
Operating income (loss)	46,524,496	(29,895,364)
Realized (loss) on investments, net	(419,093)	112,984
Unrealized (loss) on investments, net	(16,501,202)	7,908,831
Interest income	542,622	4,537
Finance costs	773,244	(2,824,092)
Provision on accounts receivable		(216,635)
Financing expense	(4,677,123)
Gain on deconsolidation	583,966
Loss on investment in associate	(75,506)
Change in fair value of warrant liabilities	39,595,879
Bad debt expense	(726,240)
Impairment loss	(2,077,585)	(3,622,456)
Total other (expenses) income	17,018,962	1,363,169
Net (loss) income for the year before taxes	63,543,458
Current taxes	1,137,731
Net income (loss) for the period	62,405,727	(28,532,195)
Other comprehensive income (loss)
Foreign currency translation (loss) gain	294,045	915,334
Net (loss) income and comprehensive (loss) income for the period	62,699,772	(27,616,861)
DeFi [Member]
Schedule of Revenues and Expenses [Line Items]
Staking and lending income
Trading commissions
Management fees
Research revenue
Advisory revenue	287,558
Revenues excluding realized and net change in unrealized gains (losses)	287,558
Realized and net change in unrealized (losses) gains on digital assets	(688,965)	165,358
Realized and net change in unrealized loss on equity investments
Realized and net change in unrealized gains on ETP payables
Revenues from realized and net change in unrealized (losses) gains	(688,965)	165,358
Total revenues	(401,407)	165,358
Expenses
Operating, general and administration	14,902,029	8,486,775
Share based payments	13,210,103	12,924,154
Depreciation - property, plant and equipment		4,168
Amortization - right-of-use asset
Amortization - intangibles	1,286,479	1,543,995
Fees and commissions	19,707	32,753
Foreign exchange (gain) loss	(291,840)	91,484
Total operating expenses	29,126,478	23,083,329
Operating income (loss)	(29,527,885)	(22,917,971)
Realized (loss) on investments, net	(482,026)
Unrealized (loss) on investments, net	(16,501,202)	3,553,228
Interest income	504,084	3,926
Finance costs	(935)
Provision on accounts receivable		93,814
Financing expense	(4,677,123)
Gain on deconsolidation
Loss on investment in associate	(75,506)
Change in fair value of warrant liabilities	39,595,879
Bad debt expense	(478,240)
Impairment loss		(3,622,456)
Total other (expenses) income	17,884,931	28,512
Net (loss) income for the year before taxes	(11,642,954)
Current taxes	403,546
Net income (loss) for the period	(12,046,500)	(22,889,459)
Other comprehensive income (loss)
Foreign currency translation (loss) gain		10,602
Net (loss) income and comprehensive (loss) income for the period	(12,046,500)	(22,878,857)
Reflexivity [Member]
Schedule of Revenues and Expenses [Line Items]
Staking and lending income	114
Trading commissions
Management fees
Research revenue	533,000	1,433,378
Advisory revenue
Revenues excluding realized and net change in unrealized gains (losses)	533,114	1,433,378
Realized and net change in unrealized (losses) gains on digital assets	(33,658)	54,158
Realized and net change in unrealized loss on equity investments
Realized and net change in unrealized gains on ETP payables
Revenues from realized and net change in unrealized (losses) gains	(33,658)	54,158
Total revenues	499,456	1,487,536
Expenses
Operating, general and administration	585,836	1,216,107
Share based payments
Depreciation - property, plant and equipment
Amortization - right-of-use asset
Amortization - intangibles
Fees and commissions
Foreign exchange (gain) loss
Total operating expenses	585,836	1,216,107
Operating income (loss)	(86,380)	271,429
Realized (loss) on investments, net
Unrealized (loss) on investments, net
Interest income
Finance costs
Provision on accounts receivable
Financing expense
Gain on deconsolidation
Loss on investment in associate
Change in fair value of warrant liabilities
Bad debt expense
Impairment loss	(2,077,585)
Total other (expenses) income	(2,077,585)
Net (loss) income for the year before taxes	(2,163,965)
Current taxes	(1,972)
Net income (loss) for the period	(2,161,993)	271,429
Other comprehensive income (loss)
Foreign currency translation (loss) gain		(21,587)
Net (loss) income and comprehensive (loss) income for the period	(2,161,993)	249,842
Stillman Digital [Member]
Schedule of Revenues and Expenses [Line Items]
Staking and lending income
Trading commissions	9,579,010	2,106,286
Management fees
Research revenue
Advisory revenue
Revenues excluding realized and net change in unrealized gains (losses)	9,579,010	2,106,286
Realized and net change in unrealized (losses) gains on digital assets	258,220
Realized and net change in unrealized loss on equity investments
Realized and net change in unrealized gains on ETP payables
Revenues from realized and net change in unrealized (losses) gains	258,220
Total revenues	9,837,230	2,106,286
Expenses
Operating, general and administration	8,714,090	1,154,579
Share based payments
Depreciation - property, plant and equipment	1,563
Amortization - right-of-use asset
Amortization - intangibles	5,291
Fees and commissions	938,361	251,319
Foreign exchange (gain) loss	(1,109)	(348,048)
Total operating expenses	9,658,196	1,057,850
Operating income (loss)	179,034	1,048,436
Realized (loss) on investments, net	(55,320)
Unrealized (loss) on investments, net
Interest income	2,023	611
Finance costs	(1,401)	953
Provision on accounts receivable		(310,449)
Financing expense
Gain on deconsolidation
Loss on investment in associate
Change in fair value of warrant liabilities
Bad debt expense
Impairment loss
Total other (expenses) income	(54,698)	(308,885)
Net (loss) income for the year before taxes	124,336
Current taxes	732,823
Net income (loss) for the period	(608,487)	739,551
Other comprehensive income (loss)
Foreign currency translation (loss) gain		336,058
Net (loss) income and comprehensive (loss) income for the period	(608,487)	1,075,609
Neuronomics [Member]
Schedule of Revenues and Expenses [Line Items]
Staking and lending income
Trading commissions
Management fees	123,706
Research revenue
Advisory revenue
Revenues excluding realized and net change in unrealized gains (losses)	123,706
Realized and net change in unrealized (losses) gains on digital assets
Realized and net change in unrealized loss on equity investments
Realized and net change in unrealized gains on ETP payables
Revenues from realized and net change in unrealized (losses) gains
Total revenues	123,706
Expenses
Operating, general and administration	210,211
Share based payments
Depreciation - property, plant and equipment
Amortization - right-of-use asset
Amortization - intangibles	39,811
Fees and commissions
Foreign exchange (gain) loss	5,911
Total operating expenses	255,933
Operating income (loss)	(132,227)
Realized (loss) on investments, net
Unrealized (loss) on investments, net
Interest income	33,278
Finance costs	(582)
Financing expense
Gain on deconsolidation	583,966
Loss on investment in associate
Change in fair value of warrant liabilities
Bad debt expense
Impairment loss
Total other (expenses) income	616,662
Net (loss) income for the year before taxes	484,435
Current taxes	779
Net income (loss) for the period	483,656
Other comprehensive income (loss)
Foreign currency translation (loss) gain
Net (loss) income and comprehensive (loss) income for the period	483,656
Valour Inc [Member]
Schedule of Revenues and Expenses [Line Items]
Staking and lending income	13,072,027	13,014,797
Trading commissions
Management fees	9,573,286	6,443,983
Research revenue
Advisory revenue
Revenues excluding realized and net change in unrealized gains (losses)	22,645,313	19,458,780
Realized and net change in unrealized (losses) gains on digital assets	(233,525,090)	251,820,857
Realized and net change in unrealized loss on equity investments	(51,007,843)	108,915,688
Realized and net change in unrealized gains on ETP payables	350,965,104	(352,528,754)
Revenues from realized and net change in unrealized (losses) gains	66,432,171	8,207,791
Total revenues	89,077,484	27,666,571
Expenses
Operating, general and administration	9,806,967	25,878,204
Share based payments		6,325,531
Depreciation - property, plant and equipment	103	1,822
Amortization - right-of-use asset	207,328
Amortization - intangibles
Fees and commissions	5,242,613	3,823,030
Foreign exchange (gain) loss	(2,271,481)	(64,758)
Total operating expenses	12,985,530	35,963,829
Operating income (loss)	76,091,954	(8,297,258)
Realized (loss) on investments, net	118,253	112,984
Unrealized (loss) on investments, net		4,355,603
Interest income	3,237
Finance costs	776,162	(2,825,045)
Provision on accounts receivable
Financing expense
Gain on deconsolidation
Loss on investment in associate
Change in fair value of warrant liabilities
Bad debt expense	(248,000)
Impairment loss
Total other (expenses) income	649,652	1,643,542
Net (loss) income for the year before taxes	76,741,606
Current taxes	2,555
Net income (loss) for the period	76,739,051	(6,653,716)
Other comprehensive income (loss)
Foreign currency translation (loss) gain	294,045	590,261
Net (loss) income and comprehensive (loss) income for the period	$ 77,033,096	$ (6,063,455)